Reinsurance (Tables)	12 Months Ended
Dec. 31, 2025
Reinsurance Disclosures [Abstract]
Reinsurance impact on balance sheet
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2025	2024
	(in thousands)
Reinsurance recoverables and deposit receivables	$54,370,370	$48,247,817
Policy loans	(1,174,371)	(1,143,726)
Deferred policy acquisition costs	(3,202,535)	(3,319,067)
Deferred sales inducements	(30,203)	(32,573)
Market risk benefit assets	1,280,120	1,145,580
Other assets	1,515,354	1,538,231
Policyholders’ account balances	5,124,249	5,567,661
Future policy benefits	8,984,370	7,443,997
Market risk benefit liabilities	267,981	302,310
Reinsurance and funds withheld payables	11,377,505	8,611,141
Other liabilities	1,780,787	3,282,713
Unaffiliated reinsurance amounts included in the table above and in the Company's Consolidated Statements of Financial Position as of December 31, were as follows:

	2025	2024
	(in thousands)
Policy loans	$(50,877)	$(48,644)
Deferred policy acquisition costs	(659,377)	(637,555)
Market risk benefit assets	927,836	804,015
Other assets	1,052,840	1,118,974
Policyholders’ account balances	1,499,098	1,665,998
Future policy benefits	(14,427)	160
Market risk benefit liabilities	124,638	151,432
Reinsurance and funds withheld payables	9,194,564	3,360,901
Other liabilities	251,136	257,929

Reinsurance recoverables and deposit receivables by counterparty
Reinsurance recoverables and deposit receivables by counterparty as of December 31, were as follows:

	2025	2024
	(in thousands)
Affiliated:
PAR U	$11,617,403	$11,426,975
PURE	8,192,212	7,951,965
PARCC	7,021,834	7,049,164
Lotus Re	3,380,675	2,130,095
Prudential Insurance	2,810,762	7,507,414
Prudential of Japan	13,237	0
Total affiliated	33,036,123	36,065,613
Unaffiliated:
Wilton Re	8,013,159	7,478,467
Somerset Re	2,490,716	2,581,977
FLIAC	1,351,271	1,395,008
Resolution Re	849,213	0
Prismic Re	327,763	0
Other(1)	8,302,125	726,752
Total unaffiliated	21,334,247	12,182,204
Total reinsurance recoverables and deposit receivables	$54,370,370	$48,247,817
(1) Four major reinsurance companies account for approximately 56% of Other as of December 31, 2025.

Reinsurance impact on income statement
Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2025	2024	2023
	(in thousands)
Premiums:
Direct	$1,874,352	$1,846,109	$1,853,184
Assumed	271,129	92	(61)
Ceded	(1,598,280)	(1,453,074)	(1,524,226)
Net premiums	$547,201	$393,127	$328,897
Policy charges and fee income:
Direct	$3,224,720	$3,190,753	$2,995,595
Assumed	808,083	899,767	604,311
Ceded	(2,325,465)	3,292,277	(2,063,300)
Net policy charges and fee income	$1,707,338	$7,382,797	$1,536,606

	2025	2024	2023
	(in thousands)
Net investment income:
Direct	$3,262,367	$2,474,541	$1,700,684
Assumed	1,294	1,325	1,364
Ceded	(53,139)	(53,849)	(26,526)
Net investment income(1)	$3,210,522	$2,422,017	$1,675,522
Asset administration fees:
Direct	$315,865	$329,181	$323,444
Ceded	(110,533)	(105,618)	(90,494)
Net asset administration fees	$205,332	$223,563	$232,950
Other income (loss):
Direct	$594,774	$297,868	$636,930
Assumed	752	2,983	(475)
Ceded	1,666,250	458,905	114,908
Net other income (loss)(1)	$2,261,776	$759,756	$751,363
Realized investment gains (losses), net:
Direct	$(1,207,587)	$500,023	$(1,203,453)
Assumed	46,559	85,248	162,291
Ceded	(269,397)	(133,854)	(105,937)
Realized investment gains (losses), net(1)	$(1,430,425)	$451,417	$(1,147,099)
Change in value of market risk benefits, net of related hedging gains (losses):
Direct	$(433,206)	$(98,562)	$287,936
Assumed	958	2,626	(4,115)
Ceded	(74,746)	(338,019)	(390,594)
Net change in value of market risk benefits, net of related hedging gains (losses)	$(506,994)	$(433,955)	$(106,773)
Policyholders’ benefits (including change in reserves):
Direct	$4,242,114	$3,825,305	$3,354,306
Assumed	1,310,907	1,058,315	1,258,651
Ceded	(4,773,299)	3,468,713	(4,109,168)
Net policyholders’ benefits (including change in reserves)(1)	$779,722	$8,352,333	$503,789
Change in estimates of liability for future policy benefits:
Direct	$(97,867)	$303,141	$(18,361)
Assumed	(39,222)	92,766	8,644
Ceded	57,584	(416,550)	13,669
Net change in estimates of liability for future policy benefits	$(79,505)	$(20,643)	$3,952
Interest credited to policyholders’ account balances:
Direct	$1,485,366	$1,310,867	$884,527
Assumed	130,432	153,052	136,725
Ceded	(438,138)	(426,188)	(399,607)
Net interest credited to policyholders’ account balances	$1,177,660	$1,037,731	$621,645
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	$(388,473)	$(1,398,843)	$(403,517)
(1)Amounts include reinsurance agreements using the deposit method of accounting.
Unaffiliated reinsurance assumed and ceded amounts included in the table above and in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2025	2024	2023
	(in thousands)
Premiums:
Assumed	$104	$89	$(69)
Ceded	(349,326)	(107,449)	(70,169)

Policy charges and fee income:
Assumed	1,379	1,381	1,563
Ceded	(5,208,556)	(191,368)	(143,764)

Net investment income(1):
Ceded	(1,668)	(1,659)	23,023

Asset administration fees:
Ceded	(25,093)	(28,354)	(22,415)

Other income (loss)(1):
Assumed	26	2,983	(475)
Ceded	168,056	142,267	44,260

Realized investment gains (losses), net(1):
Assumed	46,559	85,248	162,291
Ceded	(179,100)	(91,712)	(101,449)

Change in value of market risk benefits, net of related hedging gains (losses):
Assumed	958	2,626	(4,115)
Ceded	6,482	(124,816)	(186,996)

Policyholders' benefits (including change in reserves)(1):
Assumed	(14,561)	348	804
Ceded	(7,776,099)	(366,669)	(157,344)

Change in estimates of liability for future policy benefits:
Assumed	1,464	0	0
Ceded	(20,592)	96,014	(1,367)

Interest credited to policyholders' account balances:
Assumed	25,705	39,263	16,243
Ceded	(99,881)	(24,550)	0
(1)Amounts include reinsurance agreements using the deposit method of accounting.

Gross and net life insurance in force
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2025	2024	2023
	(in thousands)
Direct gross life insurance face amount in force	$1,590,247,115	$1,181,531,932	$1,127,561,798
Assumed gross life insurance face amount in force	40,086,143	34,530,341	35,558,423
Reinsurance ceded	(1,450,508,310)	(1,080,451,145)	(1,027,473,705)
Net life insurance face amount in force	$179,824,948	$135,611,128	$135,646,516